Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents (note 5)	$ 534.2	$ 132.1
Receivables	93.4	97.8
Prepaid expenses and other (note 7)	36.1	48.8
Current assets	663.7	278.7
Royalty, stream and working interests, net (note 8)	4,632.1	4,797.8
Investments and loan receivable (note 6)	238.4	183.2
Deferred income tax assets (note 16)	45.1	6.8
Other assets (note 9)	13.6	14.1
Total assets	5,592.9	5,280.6
LIABILITIES
Accounts payable and accrued liabilities (note 10)	40.8	41.8
Current income tax liabilities	12.4	11.6
Current liabilities	53.2	53.4
Debt (note 11)		80.0
Deferred income tax liabilities (note 16)	91.5	82.4
Other liabilities	4.4	2.6
Total liabilities	149.1	218.4
SHAREHOLDERS' EQUITY (note 17)
Share capital	5,580.1	5,390.7
Contributed surplus	14.0	14.2
Deficit	(34.4)	(164.4)
Accumulated other comprehensive loss	(115.9)	(178.3)
Total shareholders' equity	5,443.8	5,062.2
Total liabilities and shareholders' equity	$ 5,592.9	$ 5,280.6